Finance income and expenses, net (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance costs [Abstract]
Interest of loans/debentures		R$ (230,345)	R$ (263,251)	R$ (234,612)
Discounts granted		(17,414)	(14,650)	(15,727)
Interest for late payment to suppliers		(8,031)	(6,665)	(11,651)
Interest for late payment of taxes		(213,981)	(74,852)	(82,311)
Other finance expenses		(64,502)	(41,474)	(40,915)
Total finance expense		(534,273)	(400,892)	(385,216)
Finance income [Abstract]
Interest income		7,968	19,195	10,946
Interest on investments		2,273	5,006	8,926
Other financial income		1,150	2,606	10,320
Discounts obtained on debentures (Note 14)		91,492	0	0
Interest of taxes credit	[1]	6,848	26,815	0
Total finance income		109,731	53,622	30,192
Total finance expenses, net		R$ (424,542)	R$ (347,270)	R$ (355,024)

[1]	Inflation adjustment related to income and social contribution tax and withheld INSS.